American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
November 30, 2023

Multisector Floating Income ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
COLLATERALIZED LOAN OBLIGATIONS — 40.7%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	247,000	239,616
ACRES Commercial Realty Ltd., Series 2021-FL2, Class A, VRN, 6.84%, (1-month SOFR plus 1.51%), 1/15/37(1)	230,000	226,472
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 6.89%, (3-month SOFR plus 1.51%), 11/2/30(1)	174,693	174,495
AMMC CLO 22 Ltd., Series 2018-22A, Class A, VRN, 6.67%, (3-month SOFR plus 1.29%), 4/25/31(1)	186,654	186,391
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.25%, (3-month SOFR plus 1.86%), 4/30/31(1)	250,000	249,326
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R, VRN, 6.85%, (3-month SOFR plus 1.43%), 10/20/31(1)	250,000	249,468
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(1)	94,861	93,658
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 6.51%, (1-month SOFR plus 1.18%), 8/15/34(1)	150,000	147,155
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	200,000	196,840
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 7.17%, (1-month SOFR plus 1.85%), 5/15/37(1)	200,000	196,964
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 6.58%, (30-day average SOFR plus 1.25%), 1/20/37(1)	178,815	174,456
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 6.67%, (3-month SOFR plus 1.25%), 1/20/31(1)	241,149	241,034
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	250,000	245,926
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 6.54%, (1-month SOFR plus 1.21%), 3/15/36(1)	186,374	183,437
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	99,896
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	118,175	117,933
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 6.78%, (3-month SOFR plus 1.37%), 1/22/31(1)	232,285	232,284
Cook Park CLO Ltd., Series 2018-1A, Class B, VRN, 7.06%, (3-month SOFR plus 1.66%), 4/17/30(1)	250,000	247,727
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 6.71%, (3-month SOFR plus 1.31%), 7/15/31(1)	246,471	246,114
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.91%, (1-month SOFR plus 2.58%), 8/17/37(1)	200,000	200,836
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.62%, (1-month SOFR plus 1.29%), 9/15/37(1)	67,869	67,796
Grippen Park CLO Ltd., Series 2017-1A, Class A, VRN, 6.94%, (3-month SOFR plus 1.52%), 1/20/30(1)	144,728	144,823
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 6.49%, (1-month SOFR plus 1.16%), 6/16/36(1)	114,154	111,239
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 6.44%, (1-month SOFR plus 1.11%), 9/17/36(1)	109,640	107,422
LCM XV LP, Series 15A, Class AR2, VRN, 6.68%, (3-month SOFR plus 1.26%), 7/20/30(1)	145,525	145,525
LMREC LLC, Series 2021-CRE4, Class A, VRN, 6.51%, (1-month SOFR plus 1.16%), 4/22/37(1)	30,583	30,507
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, VRN, 6.87%, (30-day average SOFR plus 1.55%), 1/17/37(1)	300,000	293,627
Magnetite XII Ltd., Series 2015-12A, Class ARR, VRN, 6.76%, (3-month SOFR plus 1.36%), 10/15/31(1)	250,000	249,965
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 7.54%, (1-month SOFR plus 2.21%), 11/15/35(1)	200,000	197,535
MF1 Ltd., Series 2021-FL7, Class A, VRN, 6.53%, (1-month SOFR plus 1.19%), 10/16/36(1)	259,896	252,787
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, VRN, 7.17%, (3-month SOFR plus 1.75%), 1/20/35(1)	250,000	247,076
OFSI BSL VIII Ltd., Series 2017-1A, Class AR, VRN, 6.66%, (3-month SOFR plus 1.26%), 8/16/29(1)	77,729	77,706
OHA Loan Funding Ltd., Series 2013-1A, Class A1R2, VRN, 6.76%, (3-month SOFR plus 1.35%), 7/23/31(1)	199,274	199,171
Owl Rock CLO I Ltd., Series 2019-1A, Class A, VRN, 7.43%, (3-month SOFR plus 2.06%), 5/20/31(1)	199,129	198,692
Owl Rock CLO IV Ltd., Series 2020-4A, Class A2R, VRN, 7.53%, (3-month SOFR plus 2.16%), 8/20/33(1)	250,000	240,689
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.16%, (3-month SOFR plus 1.76%), 10/17/31(1)	200,000	198,361
Palmer Square CLO Ltd., Series 2023-4A, Class B, VRN, 7.56%, (3-month SOFR plus 2.15%), 10/20/33(1)	100,000	100,100
Rad CLO 5 Ltd., Series 2019-5A, Class AR, VRN, 6.78%, (3-month SOFR plus 1.38%), 7/24/32(1)	250,000	249,410
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 6.66%, (1-month SOFR plus 1.31%), 11/25/36(1)	143,868	141,799
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.87%, (3-month SOFR plus 1.45%), 10/20/30(1)	86,978	86,984
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, VRN, 6.86%, (3-month SOFR plus 1.49%), 11/20/29(1)	130,450	130,189
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	90,000	89,739
THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, VRN, 7.08%, (3-month SOFR plus 1.71%), 11/20/30(1)	250,000	249,387
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 6.61%, (3-month SOFR plus 1.23%), 4/25/31(1)	219,951	219,893

Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 7.41%, (3-month SOFR plus 2.01%), 7/19/28(1)	250,000	249,239
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,195,642)		8,229,689
U.S. TREASURY SECURITIES — 14.8%
U.S. Treasury Notes, VRN, 5.49%, (3-month USBMMY plus 0.14%), 10/31/24	1,000,000	1,000,869
U.S. Treasury Notes, VRN, 5.55%, (3-month USBMMY plus 0.20%), 1/31/25	1,000,000	1,001,312
U.S. Treasury Notes, VRN, 5.52%, (3-month USBMMY plus 0.17%), 10/31/25	1,000,000	999,490
TOTAL U.S. TREASURY SECURITIES (Cost $3,002,595)		3,001,671
COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.5%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class B, VRN, 6.77%, (1-month SOFR plus 1.45%), 9/15/34(1)	100,000	99,460
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 6.13%, (1-month SOFR plus 0.80%), 10/15/38(1)	175,934	171,822
BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 6.79%, (1-month SOFR plus 1.47%), 3/15/39(1)	247,216	244,335
BX Trust, Series 2018-BILT, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/30(1)	200,000	197,736
BX Trust, Series 2018-GW, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	296,609
BX Trust, Series 2021-SDMF, Class A, VRN, 6.03%, (1-month SOFR plus 0.70%), 9/15/34(1)	250,000	243,984
CSMC Trust Capital Certificates, Series 2019-ICE4, Class B, VRN, 6.60%, (1-month SOFR plus 1.28%), 5/15/36(1)	204,491	203,813
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 6.19%, (1-month SOFR plus 0.87%), 10/15/38(1)	199,996	195,217
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.08%, (1-month SOFR plus 1.75%), 7/15/25(1)	91,477	89,170
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 6.69%, (1-month SOFR plus 1.36%), 11/15/36(1)	200,000	194,045
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 6.39%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	196,225
Life Mortgage Trust, Series 2021-BMR, Class A, VRN, 6.14%, (1-month SOFR plus 0.81%), 3/15/38(1)	196,594	191,854
Med Trust, Series 2021-MDLN, Class A, VRN, 6.39%, (1-month SOFR plus 1.06%), 11/15/38(1)	199,045	194,430
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 8.11%, (1-month SOFR plus 2.79%), 11/15/27(1)	200,000	200,473
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,712,521)		2,719,173
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.44%, (30-day average SOFR plus 6.11%), 8/26/30(1)	69,518	70,255
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.03%, (30-day average SOFR plus 2.70%), 10/25/33(1)	90,083	90,473
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.18%, (30-day average SOFR plus 2.85%), 10/25/34(1)	113,954	114,814
		275,542
U.S. Government Agency Collateralized Mortgage Obligations — 6.7%
FHLMC, Series 2023-DNA1, Class M1A, VRN, 7.43%, (30-day average SOFR plus 2.10%), 3/25/43(1)	243,332	247,140
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.33%, (30-day average SOFR plus 2.00%), 6/25/43(1)	260,420	262,180
FHLMC, Series 4619, Class NF, VRN, 5.84%, (30-day average SOFR plus 0.51%), 3/15/44	500,550	488,503
FNMA, Series 2022-R04, Class 1M1, VRN, 7.33%, (30-day average SOFR plus 2.00%), 3/25/42(1)	174,802	176,199
FNMA, Series 2023-R04, Class 1M1, VRN, 7.63%, (30-day average SOFR plus 2.30%), 5/25/43(1)	91,021	92,478
FNMA, Series 2023-R06, Class 1M1, VRN, 7.03%, (30-day average SOFR plus 1.70%), 7/25/43(1)	100,488	100,747
		1,367,247
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,635,544)		1,642,789
ASSET-BACKED SECURITIES — 4.3%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, VRN, 5.79%, (1-month SOFR plus 0.46%), 9/15/45(1)	8,390	8,326
321 Henderson Receivables LLC, Series 2005-2A, Class A1, VRN, 5.67%, (1-month SOFR plus 0.34%), 11/15/40(1)	91,096	89,491
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 6.66%, (90-day average SOFR plus 1.31%), 11/25/33	65,542	65,692
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 6.07%, (1-month SOFR plus 0.73%), 4/22/26	600,000	600,845
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 6.89%, (1-month SOFR plus 1.56%), 7/16/40(1)	44,591	44,750
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 6.20%, (3-month SOFR plus 0.81%), 11/28/35	65,449	64,960
TOTAL ASSET-BACKED SECURITIES (Cost $866,694)		874,064

SHORT-TERM INVESTMENTS — 18.2%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	927,238	927,238
Treasury Bills(2) — 13.6%
U.S. Treasury Bills, 5.31%, 10/31/24(3)	400,000	381,864
U.S. Treasury Bills, 5.12%, 11/29/24	2,500,000	2,376,834
		2,758,698
TOTAL SHORT-TERM INVESTMENTS (Cost $3,685,498)		3,685,936
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $20,098,494)		20,153,322
OTHER ASSETS AND LIABILITIES — 0.4%		87,906
TOTAL NET ASSETS — 100.0%		$20,241,228

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	5	March 2024	$1,022,305	$2,451
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,245,715, which represented 60.5% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $14,320.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$8,229,689	—
U.S. Treasury Securities	—	3,001,671	—
Commercial Mortgage-Backed Securities	—	2,719,173	—
Collateralized Mortgage Obligations	—	1,642,789	—
Asset-Backed Securities	—	874,064	—
Short-Term Investments	$927,238	2,758,698	—
	$927,238	$19,226,084	—
Other Financial Instruments
Futures Contracts	$2,451	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.